INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, net of amortization [Abstract]
Intangible amortization expense	$ 800	$ 1,100	$ 1,400
Core Deposits [Member]
Intangible assets, net of amortization [Abstract]
Gross Carrying Amount	23,703,000	23,703,000
Accumulated Amortization	20,540,000	19,728,000
Summary of estimated core deposit intangible amortization [Abstract]
2014	536,000
2015	347,000
2016	347,000
2017	346,000
2018	346,000
2019 and thereafter	1,241,000
Total	3,163,000
Customers and Deposits [Member] | Branches Sold [Member]
Intangible assets, net of amortization [Abstract]
Gross Carrying Amount	7,600,000
Accumulated Amortization	5,100,000
Intangible assets, net recorded balance	$ 2,600,000